Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenues	$ 128,000	$ 0	$ 0
Operating expenses:
Research and development	20,793,000	28,264,000	19,435,000
Selling, general and administrative	9,342,000	10,963,000	9,488,000
Transaction-related expenses	301,000		271,000
Impairment of IPR&D	6,049,000
Depreciation and amortization	99,000	146,000	85,000
Total operating expenses	36,584,000	39,373,000	29,279,000
Loss from operations	(36,456,000)	(39,373,000)	(29,279,000)
Interest income	122,000	130,000	69,000
Interest expense	(2,132,000)	(603,000)
Other income/(expense), net	(43,000)	4,000	508,000
Loss before income taxes	(38,509,000)	(39,842,000)	(28,702,000)
Income tax benefit	2,409,000	0	0
Net loss	$ (36,100,000)	$ (39,842,000)	$ (28,702,000)
Net loss per share - basic and diluted	$ (0.17)	$ (0.25)	$ (0.23)
Weighted average shares outstanding - basic and diluted	208,484,370	162,219,116	122,409,183
Comprehensive Loss:
Net loss	$ (36,100,000)	$ (39,842,000)	$ (28,702,000)
Other comprehensive income/(loss)	18,000	8,000	(4,000)
Comprehensive loss	$ (36,082,000)	$ (39,834,000)	$ (28,706,000)